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                   IL ANNUITY AND INSURANCE COMPANY LETTERHEAD


                                                               FEBRUARY 28, 1998


Dear Valued Contract Holder:

Enclosed for your review are the annual shareholder reports for those funds available through The Visionary Choice Contract as of February 28, 1998. These annual shareholders reports are comprised of the audited financial statement for the funds as of the end of each fund's fiscal year.

We appreciate your patronage and look forward to continuing to serve your needs.

Sincerely,
/s/ Julianne Catron
Julianne Catron
Account Representative

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of the Alger American Fund dated December 31, 1997, that was filed with the Securities Exchange Commission ("Commission") on February 20, 1998 (File No. 811-5550).

Document 2. The Annual Reports of the Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 1997, that were filed with the Commission on February 24, 1998 (File Nos. 811-3329 and 811-5511).

Document 3. The Annual Report of the OCC Accumulation Trust dated December 31, 1997, that was filed with the Commission (File No. 811-8512).

Document 4. The Annual Report of the Royce Capital Fund dated December 31, 1997, that was filed with the Commission on February 26, 1998 (File No. 811-07537).

Document 5. The Annual Report of the SAFECO Resources Series Trust dated December 31, 1997, that was filed with the Commission on February 20, 1998 (File No. 811-04717).

Document 6. The Annual Report of the SoGen Variable Funds, Inc. dated December 31, 1997, that was filed with the Commission on February 26, 1998 (File No. 811-09092).

Document 7. The Annual Report of the T. Rowe Price Limited Term Bond Portfolio dated December 31, 1997, that was filed with the Commission on February 24, 1998 (File No. 811-7153).

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Document 8. The Annual Report of the T. Rowe Price International Stock Portfolio
dated December 31, 1997, that was filed with the Commission on February 24 1998, (File No. 811-7145).

Document 9. The Annual Report of the Van Eck Worldwide Balanced Fund dated December 31, 1997, that was filed with the Commission on February 25, 1998 (File No. 811-5083).

Document 10. The Annual Report of the Van Eck Worldwide Hard Assets Fund dated December 31, 1997, that was filed with the Commission on February 25, 1998 (File No. 811-5083).
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                   IL ANNUITY AND INSURANCE COMPANY LETTERHEAD




March 6, 1998



Dear Valued Contract Owner:

Enclosed for your review are the annual shareholder reports for those funds available through The Visionary Contract as of February 28, 1998. These annual shareholders reports are comprised of the audited financial statement for the funds as of the end of each fund's fiscal year.

We appreciate your patronage and look forward to continuing to serve your needs.

Sincerely,

/s/ Richard Rosenberg
Richard Rosenberg
Account Manager

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of the Alger American Fund dated December 31, 1997, that was filed with the Securities Exchange Commission ("Commission") on February 20, 1998 (File No. 811-5550).

Document 2. The Annual Reports of the Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 1997, that were filed with the Commission on February 24, 1998 (File Nos. 811-3329 and 811-5511).

Document 3. The Annual Report of the OCC Accumulation Trust dated December 31, 1997, that was filed with the Commission (File No. 811-8512).

Document 4. The Annual Report of the T. Rowe Price Limited Term Bond Portfolio dated December 31, 1997, that was filed with the Commission on February 24, 1998 (File No.811-7153).

Document 5. The Annual Report of the T. Rowe Price International Stock Portfolio dated December 31, 1997, that was filed with the Commission on February 24 1998, (File No. 811- 7145).

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Document 6. The Annual Report of the Van Eck Worldwide Balanced Fund dated
December 31, 1997, that was filed with the Commission on February 25, 1998 (File No. 811-5083).

Document 7. The Annual Report of the Van Eck Worldwide Hard Assets Fund dated December 31, 1997, that was filed with the Commission on February 25, 1998 (File No. 811-5083).